Stock Option and bonus plans (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of Options
Options Outstanding, beginning balance	110,000	452,500	826,500
Shares Expired		(342,500)	(374,000)
Options Outstanding, ending balance	110,000	110,000	452,500
Weighted Average Exercise Price
Options Outstanding, beginning balance	$ 5.71	$ 2.61	$ 2.83
Shares Expired		$ 1.61	$ 3.10
Options Outstanding, ending balance	$ 5.71	$ 5.71	$ 2.61